Organization and principal activities - Additional Information (Details)				12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Sep. 07, 2022	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2022 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage			50.00%
Net loss				$ 1,742,567	¥ 12,483,047	¥ 4,055,592	¥ 17,630,834
Accumulated deficit				(6,946,479)				¥ (49,761,797)		¥ (37,278,750)
Net cash used in operating activities					(58,731,377)	55,031	(4,758,992)
Cash and cash equivalents				1,584,671			2,151,180	11,351,952	$ 388,200	2,780,907	¥ 2,877,541
Working capital deficiency								22,634,010
Proceeds from issuance initial public offering				7,070,278	50,648,640	0	0
Short-term borrowings				4,187,839				30,000,000		10,000,000
Long-term borrowings				$ 307,108				2,200,000		2,200,000
Advances paid to third parties recovered								18,281,800
WFOE [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Business combination, voting equity interest acquired, percentage			50.00%
Variable Interest Entity, Primary Beneficiary [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Net loss					5,133,114	4,432,751	17,901,634
Accumulated deficit								(43,053,364)		(37,920,250)
Net cash used in operating activities					¥ (18,361,521)	¥ (1,125,633)	(5,098,061)
Cash and cash equivalents							¥ 1,761,499	998,945		1,207,617	¥ 2,847,398
Short-term borrowings								30,000,000		10,000,000
Long-term borrowings								2,200,000		¥ 2,200,000
Variable Interest Entity, Primary Beneficiary [Member] | Ending Balance [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Short-term borrowings								19,500,000
Variable Interest Entity, Primary Beneficiary [Member] | Ending Balance [Member] | Maturity date from August 21, 2025 to June 11, 2026
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Short-term borrowings								30,000,000
Minimum [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Line of credit facility, expiration date	Sep. 05, 2026	Sep. 05, 2026
Maximum [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Line of credit facility, expiration date	Sep. 07, 2027	Sep. 07, 2027
Line of Credit [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total lines of credit amounting								¥ 32,200,000
IPO [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from issuance initial public offering	$ 8,000,000	¥ 58,262,400
Exclusive Business Cooperation Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Administrative fees, description			The service fee shall consist of 100% of the profit before tax of the VIE, after the deduction of all costs, expenses, taxes and other fee required under PRC laws and regulations.
Exclusive Call Option Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Variable interest entity, terms of arrangements			(i) in any manner supplement, change or amend the constitutional documents of the VIE, increase or decrease its share capital, or change the structure of its registered capital in other manner; (ii) sell, pledge, transfer or otherwise dispose of any assets, business or lawful revenue or create encumbrance over the VIE; (iii) incur, inherit, guarantee or assume any debt, except for debts incurred in the ordinary course of business other than payables incurred by a loan and for debts disclosed to and agreed in writing by WFOE; (iv) cause the VIE to execute any material contract with a value above RMB100,000, except the contracts executed in the ordinary course of business; (v) cause the VIE to provide any person with any loan, credit or guarantee; (vi) cause or permit the VIE to merge, consolidate with, acquire or invest in any person, or sell assets of the VIE with a value above RMB100,000; (vii) cause the VIE to enter into any transaction which may have substantial impact on the assets, liabilities, business operation, shareholding structure and other legal rights of the VIE, except the contracts executed in the ordinary course of business; and (viii) in any manner distribute dividends to their shareholders, provided that upon the written request of WFOE, the VIE shall immediately distribute all distributable profits to its shareholders.
Exclusive Assets Option Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Variable interest entity, terms of arrangements			the VIE unconditionally and irrevocably granted an exclusive option to WFOE or its designated person to purchase 50% of its assets at the higher price of (a) the lowest price permitted under PRC laws and regulations or (b) the net book value of the assets. WFOE shall have absolute discretion as to when and in what manner to exercise the option to purchase assets of the VIE permitted by PRC laws and regulations. This agreement shall remain effective unless terminated (i) in accordance with the provisions of this agreement or any other supplemental agreements; or (ii) the entire equity interests held by the Individual Registered Shareholders in the VIE have been transferred to WFOE or its designated person.
Related Party [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of transfer of equity interest			50.00%
Related Party [Member] | Zhejiang Youba Technology [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of transfer of equity interest			1.85%
Related Party [Member] | Webus International Limited [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of transfer of equity interest			1.85%